UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21644
                                                     ---------

    Credit Suisse Alternative Capital Multi-Strategy Institutional Fund, LLC
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2007
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC (1)

CONSOLIDATED SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
     Investment in Credit Suisse Alternative
     Capital Multi-Strategy Master Fund, LLC,
     at value  - 99.99% (cost $39,727,279)                       $ 47,595,045

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 0.01%                     4,402
                                                                 ------------
NET ASSETS - 100.00%                                             $ 47,599,447
                                                                 ============

(1) Invests the majority of its assets in Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC. The Schedule of Investments of Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC is included below.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Convertible Arbitrage       3.71%
Emerging Markets           10.28%
Equity Long/Short          36.86%
Event Driven               20.28%
Global Macro               16.25%
Managed Futures             3.27%
Multi-Strategy              6.10%
Other                       3.25%



                                                                             PERCENTAGE
                                                                            OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 84.21%          LIQUIDITY (4)       CAPITAL               COST            FAIR VALUE (5)

CONVERTIBLE ARBITRAGE
Aristeia International Limited                              Quarterly           3.12%            $ 4,750,000        $ 5,788,816
                                                                               -----             -----------        -----------
                                                                                3.12%              4,750,000          5,788,816
                                                                               -----             -----------        -----------

EMERGING MARKETS
The Rohatyn Group Global Opportunity Partners, L.P.
    Side Pocket                                                (6)              0.08%                     --            145,914
Pharo Macro Fund, Ltd                                       Quarterly           2.79%              5,000,000          5,174,496
Spinnaker Global Opportunity Fund, Ltd.                     Quarterly           3.26%              4,062,733          6,032,606
The Tantallon Fund, L.P.                                     Monthly            2.53%              5,000,000          4,682,928
                                                                               -----             -----------        -----------
                                                                                8.66%             14,062,733         16,035,944
                                                                               -----             -----------        -----------

EQUITY LONG/SHORT
Gandhara Fund, L.P.                                         Quarterly           2.63%              3,500,000          4,876,915
Glenview Institutional Partners, L.P.
    Regular Interest                                        Quarterly           2.81%              4,163,419          5,212,585
    Side Pocket                                                (6)              0.18%                336,581            336,581
Hachiman Japan Fund                                          Monthly            2.64%              5,000,000          4,889,976
Highbridge Long/Short Equity Fund, L.P.                     Quarterly           3.27%              5,500,000          6,050,024
Lansdowne UK Equity Fund, L.P.                               Monthly            2.80%              3,000,000          5,179,994
The Antares European Fund, L.P.                             Quarterly           2.52%              2,702,500          4,662,098
Torrey Pines Fund, LLC                                      Quarterly           3.97%              7,000,000          7,347,089
Tosca                                                       Quarterly           4.82%              6,325,905          8,925,321
Viking Global Equities L.P.                                  Annually           3.99%              6,000,000          7,399,420
Westfield Life Sciences Fund II, L.P.                       Quarterly           1.41%              1,563,040          2,614,931
                                                                               -----             -----------        -----------
                                                                               31.04%             45,091,445         57,494,934
                                                                               -----             -----------        -----------

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------


                                                                             PERCENTAGE
                                                                            OF MEMBERS'
                                                          LIQUIDITY (4)       CAPITAL               COST            FAIR VALUE (5)

EVENT DRIVEN
Atticus Global, L.P.                                        Quarterly           3.06%            $ 2,330,762       $  5,679,680
GoldenTree Partners, L.P.                                   Quarterly           4.29%              6,584,849          7,947,809
Perry Partners, L.P.
    Regular Interest                                         Annually           1.99%              2,880,618          3,681,563
    Side Pocket                                                (6)              0.23%                417,420            422,618
PSAM WorldArb Partners L.P.                                 Quarterly           3.01%              6,000,000          5,568,669
Silver Point Capital Fund, L.P.
    Side Pocket                                                (6)              0.10%                      -            184,247
York Capital Management, L.P.                                Annually           4.40%              6,494,582          8,156,484
                                                                               -----             -----------       ------------
                                                                               17.08%             24,708,231         31,641,070
                                                                               -----             -----------       ------------

GLOBAL MACRO
Bridgewater Pure Alpha Trading Company Ltd.                  Monthly            4.13%              7,500,000          7,646,369
Remington Investment Strategies, L.P.                       Quarterly           5.08%              4,230,771          9,405,348
The Tudor BVI Global Fund, L.P.                             Quarterly           4.48%              5,537,905          8,305,390
                                                                               -----             -----------       ------------
                                                                               13.69%             17,268,676         25,357,107
                                                                               -----             -----------       ------------

MANAGED FUTURES
Touradji Global Resources Fund, L.P.                        Quarterly           2.75%              2,500,000          5,098,090
                                                                               -----             -----------       ------------
                                                                                2.75%              2,500,000          5,098,090
                                                                               -----             -----------       ------------

MULTI-STRATEGY
Amaranth Capital Partners, LLC
    Regular Interest                                           (a)              0.13%              2,808,583            239,789
    Side Pocket                                              (6) (a)            0.26%                378,367            480,317
Stark Investments Limited Partnership
    Regular Interest                                        Quarterly           4.33%              7,486,343          8,030,117
    Side Pocket                                                (6)              0.41%                648,998            761,059
                                                                               -----             -----------       ------------
                                                                                5.13%             11,322,291          9,511,282
                                                                               -----             -----------       ------------

OTHER
Vicis Capital Fund                                          Quarterly           2.74%              5,000,000          5,072,733
                                                                               -----             -----------       ------------
                                                                                2.74%              5,000,000          5,072,733
                                                                               -----             -----------       ------------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $124,703,376)                                                           $155,999,976

OTHER ASSETS, LESS LIABILITIES 15.79%                                                                                29,248,042
                                                                                                                   ------------

MEMBERS' CAPITAL 100%                                                                                              $185,248,018
                                                                                                                   ============

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

(a) Portfolio Fund in liquidation.
(1) Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3) Non-income producing securities.
(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain investments are subject to lock-up provisions up to 5 months.
(5) The Registrant's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the managers of the Portfolio Funds (the "Portfolio Fund Managers"). The Registrant's Board of Managers (the "Board") has approved procedures pursuant to which the Registrant values its investments in Portfolio Funds at fair value. The fair value of the Registrant's interest in a Portfolio Fund will represent the amount that the Registrant could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed and which may be significant based on liquidity terms of the Portfolio Funds) from a Portfolio Fund or from a third party if the Registrant's interest was redeemed or sold at the time of valuation, based on information available at that time, which Credit Suisse Alternative Capital, Inc. (the "Investment Adviser") reasonably believes to be reliable. In accordance with the Registrant's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund Manager's valuation policies and reported by the Portfolio Fund Manager or the Portfolio Fund's administrator to the Registrant or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.
(6) Side pocket investments are not redeemable until they are realized or converted to regular interests in the Portfolio Fund by the Portfolio Fund Manager.
(7) Affiliated Portfolio Fund.

    Affiliated Issuers
    ------------------
    An affiliated Portfolio Fund is a Portfolio Fund in which the Master Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with Portfolio Funds which are or were affiliates are as follows:



                                          Value at                                           Value at
    Affiliate                           April 1, 2007    Purchases    Sales Proceeds    December 31, 2007
    ---------------------------         -------------   -----------   --------------    -----------------
    GMN Partners L.P.                    $4,179,683         $ --       $(3,425,412)            $ --
    Whitney New Japan Partners, L.P.     $3,284,483         $ --       $(3,696,664)            $ --


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
    15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Credit Suisse  Alternative  Capital  Multi-Strategy  Institutional
              Fund, LLC
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date          February 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date          February 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Sandra DeGaray
                         -------------------------------------------------------
                           Sandra DeGaray, Chief Financial Officer and Treasurer (principal financial officer)

Date          February 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.